Income Taxes - Reconciliation of Income Taxes Computed at United States Federal Statutory Tax Rate to Income Tax (Benefit) Expense (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
(Loss) income before income taxes	$ (60,900,000)	$ (15,200,000)	$ 22,200,000
Income tax (benefit) expense at U.S. Federal statutory rate	(21,300,000)	(5,300,000)	7,700,000
Federal income tax expense related to unremitted earnings of non-U.S. subsidiaries	3,600,000	4,400,000	1,700,000
U.S. Federal and foreign withholding tax on dividend from non-U.S. subsidiary	900,000	400,000	500,000
Non-U.S. income not taxable, non-U.S. income tax losses not benefited and rate differential	(1,200,000)	(600,000)	900,000
Federal income taxes related to "check the box" election	(700,000)	(200,000)	(300,000)
State income taxes, net of Federal income tax benefit	(3,200,000)	300,000	(2,500,000)
Other	(2,800,000)	(2,000,000)	(400,000)
Income tax (benefit) expense	$ (24,694,000)	$ (2,993,000)	$ 7,577,000